PIMCO Funds

Supplement Dated June 2, 2025 to the

Bond Funds Prospectus, Real Return Strategy Funds Prospectus,

Equity-Related Strategy Funds Prospectus and

Statement of Additional Information dated August 1, 2024,

as supplemented from time to time

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Extended Duration Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term Real Return Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Real Return Fund and PIMCO StocksPLUS® Long Duration Fund (each, a “Fund” and together, the “Funds”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Steve Rodosky will retire from PIMCO effective December 31, 2025. Mr. Rodosky will continue to serve as a portfolio manager of each Fund until December 31, 2025 or such earlier date(s) to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_060225

PIMCO Funds

Supplement Dated June 2, 2025 to the

Bond Funds Prospectus dated August 1, 2024,

as supplemented from time to time

Disclosure Related to the PIMCO Extended Duration Fund and

PIMCO Long-Term U.S. Government Fund (each a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Extended Duration Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO and Mr. Crowley is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Fund since February 2016. Mr. Rodosky has managed the Fund since July 2007. Mr. Crowley has managed the Fund since June 2025.

Effective immediately, the PIMCO Long-Term U.S. Government Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO and Mr. Crowley is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Fund since February 2016. Mr. Rodosky has managed the Fund since July 2007. Mr. Crowley has managed the Fund since June 2025.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Extended Duration PIMCO Long-Term U.S. Government	Tim Crowley	6/25 6/25

Executive Vice President, PIMCO. Mr. Crowley is a portfolio manager on the U.S. rates desk in the Newport Beach office. Previously, he was a portfolio associate focusing on interest rate derivatives and volatility and an analyst in PIMCO’s trade compliance group. He joined PIMCO in 2008. He has investment experience since 2008 and holds an undergraduate degree from Miami University in Ohio.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Extended Duration PIMCO GNMA and Government Securities PIMCO Long Duration Total Return PIMCO Long-Term U.S. Government PIMCO Moderate Duration PIMCO Mortgage-Backed Securities PIMCO Total Return II	Mike Cudzil	2/16 1/13 2/16 2/16 7/18 1/13 10/22

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

PIMCO Extended Duration PIMCO Long Duration Total Return PIMCO Long-Term U.S. Government	Steve Rodosky	7/07 7/07 7/07

Managing Director, PIMCO. Mr. Rodosky is a portfolio manager in the Newport Beach office for real return and U.S. long duration strategies. He leads the rates liquid products team and also leads talent management for portfolio management in the U.S. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has investment experience since 1995 and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_060225

PIMCO Funds

Supplement Dated June 2, 2025 to the

Real Return Strategy Funds Prospectus

dated August 1, 2024, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®,

PIMCO Inflation Response Multi-Asset Fund, PIMCO Long-Term Real Return Fund and

PIMCO Real Return Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He. Messrs. Cudzil, Rodosky and Sharenow are Managing Directors of PIMCO and Messrs. DeWitt and He are Executive Vice Presidents of PIMCO. Mr. Cudzil has managed the Fund since June 2025. Mr. Rodosky has managed the Fund since January 2019. Mr. Sharenow has managed the Fund since November 2018. Mr. DeWitt has managed the Fund since February 2022. Mr. He has managed the Fund since June 2025.

Effective immediately, the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Andrew DeWitt, Daniel He and Emmanuel Sharef. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Andrew DeWitt, Daniel He and Emmanuel Sharef. Messrs. Rodosky and Sharenow are Managing Directors of PIMCO, and Messrs. DeWitt and He and Dr. Sharef are Executive Vice Presidents of PIMCO. Mr. Rodosky has managed the Fund since January 2019. Mr. Sharenow has managed the Fund since February 2022. Mr. DeWitt has managed the Fund since June 2025. Mr. He has managed the Fund since December 2019. Dr. Sharef has managed the Fund since February 2022.

Effective immediately, the PIMCO Long-Term Real Return Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. He is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Fund since June 2025. Mr. Rodosky has managed the Fund since January 2019. Mr. He has managed the Fund since December 2019.

Effective immediately, the PIMCO Real Return Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. He is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Fund since June 2025. Mr. Rodosky has managed the Fund since January 2019. Mr. He has managed the Fund since December 2019.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn Strategy PIMCO Long-Term Real Return PIMCO Real Return	Mike Cudzil	6/25 6/25 6/25

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

PIMCO CommodityRealReturn Strategy® PIMCO CommoditiesPLUS® Strategy PIMCO RealEstateRealReturn Strategy PIMCO Inflation Response Multi-Asset	Andrew DeWitt	2/22 2/22 2/25 6/25

Executive Vice President, PIMCO. Mr. DeWitt is a portfolio manager in the Newport Beach office, focusing on commodity and multi-real asset strategies. Previously, he managed PIMCO’s portfolio associate group and focused on portfolio optimization and other technology initiatives. He has investment experience since 2006 and holds undergraduate degrees in economics and sociology from Brown University.

PIMCO CommodityRealReturn Strategy PIMCO Inflation Response Multi-Asset PIMCO Long-Term Real Return PIMCO Real Return PIMCO RealEstateRealReturn Strategy	Daniel He	6/25 12/19 12/19 12/19 12/19

Executive Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities and serves as a member of Americas portfolio committee. Previously, he was a member of the global rates desk focusing on government bonds, foreign exchange, and interest rate derivatives. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO Long-Term Real Return PIMCO Real Return	Steve Rodosky	1/19 1/19 1/19 1/19

Managing Director, PIMCO. Mr. Rodosky is a portfolio manager in the Newport Beach office for real return and U.S. long duration strategies. He leads the rates liquid products team and also leads talent management for portfolio management in the U.S. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has investment experience since 1995 and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

PIMCO Inflation Response Multi-Asset	Emmanuel Sharef	2/22

Executive Vice President, PIMCO. Dr. Sharef is a portfolio manager in the Newport Beach office, focused on asset allocation and multi-real asset strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

PIMCO CommoditiesPLUS® Strategy PIMCO CommodityRealReturn Strategy® PIMCO Inflation Response Multi-Asset PIMCO RealEstateRealReturn Strategy	Greg Sharenow	1/15 11/18 2/22 2/25

Managing Director, PIMCO. Mr. Sharenow is a portfolio manager in the Newport Beach office, focusing on commodities, real assets, and inflation solutions. He leads PIMCO’s commodity portfolio management group. He also co-manages PIMCO’s Energy and Tactical Credit Opportunities strategy. Prior to joining PIMCO in 2011, he was an energy trader at Hess Energy Trading, Goldman Sachs, and DE Shaw. He was previously senior energy economist at Goldman Sachs and before that, worked as a quantitative analyst in the Global Portfolio Analysis group at Goldman Sachs. His co-authored article, “Beating Benchmarks,” won the Second Annual Berstein Fabozzi/Jacobs Levy Award for Outstanding Article after it was published in the Journal of Portfolio Management. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University. He is a member of the Council on Foreign Relations.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_060225

PIMCO Funds

Supplement Dated June 2, 2025 to the

Statement of Additional Information dated August 1, 2024,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO CommodityRealReturn Strategy Fund®,

PIMCO Extended Duration Fund, PIMCO Inflation Response Multi-Asset Fund,

PIMCO Long-Term Real Return Fund, PIMCO Long-Term U.S. Government Fund

and PIMCO Real Return Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each of the PIMCO Extended Duration Fund and PIMCO Long-Term U.S. Government Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley; the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He; the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Andrew DeWitt, Daniel He and Emmanuel Sharef; and each of the PIMCO Real Return Fund and PIMCO Long-Term Real Return Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following is added:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Crowley*
Registered Investment Companies	1	$1,479.36	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	2	$550.19	0	$0.00

*	Effective June 2, 2025, Mr. Crowley co-manages the PIMCO Extended Duration Fund and PIMCO Long-Term U.S. Government Fund. Information for Mr. Crowley is as of April 30, 2025.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective June 2, 2025, each of the PIMCO Extended Duration Fund and PIMCO Long-Term U.S. Government Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley; the PIMCO CommodityRealReturn Strategy Fund® is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He; the PIMCO Inflation Response Multi-Asset Fund is jointly and primarily managed by Steve Rodosky, Greg Sharenow, Andrew DeWitt, Daniel He and Emmanuel Sharef; and each of the PIMCO Real Return Fund and PIMCO Long-Term Real Return Fund is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Tim Crowley*	PIMCO Extended Duration Fund	None
	PIMCO Long-Term U.S. Government Fund	None

*	Effective June 2, 2025, Mr. Crowley co-manages the PIMCO Extended Duration Fund and PIMCO Long-Term U.S. Government Fund. Information for Mr. Crowley is as of April 30, 2025.

Investors Should Retain This Supplement for Future Reference

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